Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 2,364,249	$ 1,957,812
Valuation allowance	(2,364,249)	(1,957,812)
Net deferred tax asset